Loss per share - Securities excluded (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net (loss) income per share
Dilutive securities excluded	93,464,488	277,452,472	891,022,043
Series A-1 Preferred Shares
Net (loss) income per share
Dilutive securities excluded			102,102,318
Redeemable Convertible Preferred Shares
Net (loss) income per share
Dilutive securities excluded			612,941,413
Share options | Employees
Net (loss) income per share
Dilutive securities excluded	93,464,488	104,543,578	175,978,312
Share options | Series C preferred shareholder
Net (loss) income per share
Dilutive securities excluded		172,908,894